SCHEDULE OF OPERATING EXPENSES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Director fees including bonus (excluding Chairman’s bonus)		$ 910,403	$ 707,385	$ 278,224
Chairman’s bonus		300,000		1,160,347
Auditor’s Remuneration (refer to Note 20)	[1]	454,692	349,665	131,511
Legal and Professional fees		1,432,926	1,143,300	343,422
(Gain)/Loss on disposal of leases			(179)
FX Gains and losses		99,930	(13,577)	200,061
Depreciation		$ 3,797	$ 2,423	$ 1,512

[1]	This has been restated for presentational purposes only to include audit-related assurance services in addition to fees payable to the company’s auditors for the audit of the parent company (being OKYO Pharma Limited) and consolidated financial statements. Refer to note 20 where details of auditor’s remuneration has been disclosed. This has no impact on the primary financial statements.